[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

   October 4, 2024

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE: Nuveen Pennsylvania Quality Municipal Income Fund (File No. 811-06265) Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Nuveen Pennsylvania Quality Municipal Income Fund (the “Fund”), we have submitted for filing a Preliminary Proxy Statement on Schedule 14A (the “Preliminary Proxy Statement”) in connection with the annual meeting of shareholders of the Fund. The Preliminary Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy